Expense Example	Nov. 06, 2026 USD ($)
Defiance 2X ANT Long Daily ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	227
Defiance 2X ANT Short Daily ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	$ 227